UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN BALANCED SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Balanced Shares Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 72.6%
Financials - 15.8%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	61,600	$2,768,920
Bank of New York Mellon Corp.	48,593	1,681,804
The Goldman Sachs Group, Inc.	121,800	19,971,546
Invesco Ltd.	97,600	2,501,488

		26,923,758

Commercial Banks - 1.4%
Fifth Third Bancorp	55,400	874,212
Regions Financial Corp.	185,100	1,715,877
Synovus Financial Corp.	441,300	4,059,960
Wells Fargo & Co.	138,800	4,201,476
Zions Bancorporation	173,100	4,646,004

		15,497,529

Diversified Financial Services - 2.9%
Bank of America Corp.	99,200	3,089,088
Citigroup, Inc.	92,894	1,764,057
JP Morgan Chase & Co.	723,800	27,859,062

		32,712,207

Insurance - 8.8%
ACE Ltd.	695,600	36,595,516
Arch Capital Group Ltd. (a)	113,700	7,931,712
Axis Capital Holdings Ltd.	748,400	25,019,012
Chubb Corp.	58,000	2,784,580
Hartford Financial Services Group, Inc.	333,900	21,062,412
MetLife, Inc.	74,100	4,016,220
Prudential Financial, Inc.	47,800	3,523,338

		100,932,790

Thrifts & Mortgage Finance - 0.4%
Federal National Mortgage Association	712,300	4,872,132

		180,938,416

Energy - 14.4%
Oil, Gas & Consumable Fuels - 14.4%
Apache Corp.	62,660	7,167,051
Chevron Corp.	280,320	24,197,222
ConocoPhillips	281,140	23,196,861
Exxon Mobil Corp.	504,200	40,341,042
Marathon Oil Corp.	165,300	7,450,071
Noble Energy, Inc.	138,300	9,920,259
Occidental Petroleum Corp.	228,490	18,132,967
Total SA (Sponsored) (ADR)	302,270	21,727,168
Valero Energy Corp.	347,370	12,074,581

		164,207,222

Industrials - 11.0%
Aerospace & Defense - 9.1%
Honeywell International, Inc.	488,200	24,492,994
L-3 Communications Holdings, Inc.-Class 3	138,000	14,343,720
Lockheed Martin Corp.	217,400	25,314,056
Raytheon Co.	328,500	19,706,715
United Technologies Corp.	302,830	19,862,619

		103,720,104

Electrical Equipment - 1.2%
Cooper Industries Ltd.-Class A	118,620	5,651,057
Emerson Electric Co.	181,870	8,511,516

		14,162,573

Industrial Conglomerates - 0.7%
General Electric Co.	304,600	8,559,260

		126,441,937

Health Care - 9.6%
Health Care Providers & Services - 2.7%
Aetna, Inc.	319,000	13,761,660
WellPoint, Inc. (a)	315,750	16,668,442

		30,430,102

Pharmaceuticals - 6.9%
Eli Lilly & Co.	647,900	30,224,535
Merck & Co., Inc.	790,600	28,200,702
Schering-Plough Corp.	681,500	13,221,100
Wyeth	171,800	7,435,504

		79,081,841

		109,511,943

Information Technology - 7.7%
Communications Equipment - 0.1%
Cisco Systems, Inc. (a)	50,900	1,224,145

Computers & Peripherals - 1.8%
Hewlett-Packard Co.	129,200	6,062,064
International Business Machines Corp.	88,200	10,736,586
Sun Microsystems, Inc. (a)	408,050	3,672,450

		20,471,100

Electronic Equipment & Instruments - 1.2%
Tyco Electronics Ltd.	431,800	14,210,538

IT Services - 1.4%
Accenture Ltd.-Class A	383,500	15,861,560

Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	217,100	6,070,116
Integrated Device Technology, Inc. (a)	413,200	4,375,788
Intel Corp.	134,300	3,071,441

		13,517,345

Software - 2.0%
Microsoft Corp.	450,000	12,280,500
Symantec Corp. (a)	453,200	10,110,892

		22,391,392

		87,676,080

Consumer Discretionary - 6.1%
Household Durables - 0.7%
DR Horton, Inc.	406,200	5,061,252
NVR, Inc. (a)	4,600	2,749,558

		7,810,810

Internet & Catalog Retail - 0.3%
Expedia, Inc. (a)	178,700	3,155,842

Media - 4.9%
The DIRECTV Group, Inc. (a)	360,900	10,180,989
Gannett Co., Inc.	130,000	2,312,700
Omnicom Group, Inc.	49,900	2,115,261
Time Warner, Inc.	1,047,400	17,145,938
Viacom, Inc.-Class B (a)	542,860	16,003,513
The Walt Disney Co.	282,100	9,125,935

		56,884,336

Multiline Retail - 0.2%
Family Dollar Stores, Inc.	86,400	2,153,088

		70,004,076

Consumer Staples - 4.1%
Food & Staples Retailing - 1.0%
Safeway, Inc.	419,900	11,060,166

Tobacco - 3.1%
Altria Group, Inc.	282,600	5,943,078
Lorillard, Inc.	208,900	15,090,936
Philip Morris International, Inc.	279,000	14,982,300

		36,016,314

		47,076,480

Telecommunication Services - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	349,700	11,186,903
CenturyTel, Inc.	405,900	15,679,917
Verizon Communications, Inc.	301,700	10,595,704

		37,462,524

Materials - 0.6%
Chemicals - 0.4%
Dow Chemical Co.	48,800	1,665,544
Eastman Chemical Co.	49,500	2,985,840

		4,651,384

Metals & Mining - 0.2%
AK Steel Holding Corp.	40,600	2,135,966

		6,787,350

Total Common Stocks (cost $800,632,142)		830,106,028

	Principal Amount (000)

CORPORATES - INVESTMENT GRADES - 10.4%
Financial Institutions - 4.8%
Banking - 2.1%
ANZ National International Ltd.
6.20%, 7/19/13 (b)	$375	374,681

Bank of America Corp.
4.50%, 8/01/10	1,345	1,353,235
BankAmerica Capital II
Series 2
8.00%, 12/15/26	559	544,326
Barclays Bank PLC
8.55%, 6/15/11 (b)(c)	705	690,848
The Bear Stearns Co., Inc.
5.55%, 1/22/17	1,020	951,798
7.625%, 12/07/09	850	879,702
Citicorp, Inc.
Series MTNF
6.375%, 11/15/08	169	169,730
Citigroup, Inc.
2.817%, 6/09/09 (d)	365	361,785
3.625%, 2/09/09	910	908,468
4.625%, 8/03/10	760	758,848
5.50%, 4/11/13	575	554,517
Fleet National Bank
5.75%, 1/15/09	870	876,374
JP Morgan Chase & Co.
6.00%, 1/15/09 - 2/15/09	1,745	1,751,846
6.75%, 2/01/11	580	602,880
Morgan JP & Co., Inc.
6.25%, 1/15/09	824	829,063
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (c)	1,290	1,069,703
NB Capital Trust IV
8.25%, 4/15/27	485	484,499
North Fork Bancorporation, Inc.
5.875%, 8/15/12	810	741,999
RBS Capital Trust III
5.512%, 9/30/14 (c)(e)	1,100	887,247
Regions Financial Corp.
6.375%, 5/15/12	1,250	1,140,161
Sovereign Bancorp, Inc.
4.80%, 9/01/10	1,335	1,189,126
Sovereign Bank
5.125%, 3/15/13	785	612,665
UBS Preferred Funding Trust II
7.247%, 6/26/11 (c)	1,000	1,004,507
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (b)(c)	1,320	1,341,104
Union Bank of California
5.95%, 5/11/16	405	362,917
Union Planters Corp.
7.75%, 3/01/11	828	817,907
Wachovia Corp.
5.50%, 5/01/13	820	752,899
6.15%, 3/15/09	860	852,754

Washington Mutual, Inc.
4.20%, 1/15/10	75	53,625
Wells Fargo & Co.
4.20%, 1/15/10	445	447,679
Western Financial Bank
9.625%, 5/15/12	345	355,271

		23,722,164

Brokerage - 0.6%
The Goldman Sachs Group, Inc.
3.875%, 1/15/09	724	723,200
4.75%, 7/15/13	410	393,942
5.125%, 1/15/15	370	346,461
7.35%, 10/01/09	196	200,324
Lazard Group
6.85%, 6/15/17	920	791,006
Lehman Brothers Holdings, Inc.
6.50%, 7/19/17	650	575,388
7.875%, 11/01/09	845	853,729
Merrill Lynch & Co., Inc.
6.00%, 2/17/09	870	866,621
Series MTNC
4.125%, 1/15/09 - 9/10/09	1,186	1,169,300
Morgan Stanley
5.05%, 1/21/11	840	832,037

		6,752,008

Finance - 1.0%
American General Finance Corp.
4.875%, 7/15/12	405	338,548
5.85%, 6/01/13	890	764,565
Capital One Bank
6.50%, 6/13/13	1,130	1,062,003
Capital One Financial Corp.
5.50%, 6/01/15	173	153,638
CIT Group, Inc.
3.375%, 4/01/09	870	846,787
5.00%, 2/01/15	940	661,818
7.625%, 11/30/12	875	742,739
Countrywide Financial Corp.
6.25%, 5/15/16	1,278	1,041,562
Series MTN
5.80%, 6/07/12	382	345,767
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	32	28,667
General Electric Capital Corp.
4.80%, 5/01/13	840	830,597
5.875%, 2/15/12	1,580	1,630,955
HSBC Finance Corp.
7.00%, 5/15/12	365	377,803

International Lease Finance Corp.
6.375%, 3/15/09	535	534,710
iStar Financial, Inc.
5.15%, 3/01/12	160	116,800
5.65%, 9/15/11	480	360,000
6.00%, 12/15/10	565	449,175
Series B
5.95%, 10/15/13	360	253,800
SLM Corp.
5.375%, 1/15/13	1,335	1,140,846

		11,680,780

Insurance - 0.9%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	165	156,440
Assurant, Inc.
5.625%, 2/15/14	895	827,059
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	590	600,034
CNA Financial Corp.
5.85%, 12/15/14	340	327,209
Genworth Financial, Inc.
4.75%, 6/15/09	489	486,358
5.231%, 5/16/09	434	433,375
6.515%, 5/22/18	825	728,950
ING Capital Funding Trust III
8.439%, 12/31/10 (c)	1,000	1,016,066
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	795	747,263
7.80%, 3/15/37 (b)	520	391,022
North Front Pass Through Trust
5.81%, 12/15/14 (b)(c)	2,213	2,031,817
Prudential Financial, Inc.
Series MTND
5.15%, 1/15/13	520	509,828
UnitedHealth Group, Inc.
5.25%, 3/15/11	635	632,889
WellPoint, Inc.
5.25%, 1/15/16	425	397,617
ZFS Finance USA Trust I
6.15%, 12/15/65 (b)(c)	1,000	855,480

		10,141,407

REITS - 0.2%
ERP Operating LP
5.25%, 9/15/14	935	862,315
HCP, Inc.
5.95%, 9/15/11	885	847,963
Simon Property Group LP
5.00%, 3/01/12	835	806,931

		2,517,209

		54,813,568

Industrials - 4.6%
Basic - 0.7%
Alcoa, Inc.
6.75%, 7/15/18	650	647,159
ArcelorMittal
6.125%, 6/01/18 (b)	870	836,680
6.50%, 4/15/14	400	405,555
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	564	610,887
The Dow Chemical Co.
7.375%, 11/01/29	65	66,075
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	345	362,250
8.375%, 4/01/17	345	365,700
Inco Ltd.
7.75%, 5/15/12	734	793,361
International Paper Co.
4.25%, 1/15/09	525	523,660
5.30%, 4/01/15	660	581,526
7.95%, 6/15/18	490	497,859
PPG Industries, Inc.
5.75%, 3/15/13	765	776,538
United States Steel Corp.
5.65%, 6/01/13	770	752,131
Weyerhaeuser Co.
7.375%, 3/15/32	905	867,039

		8,086,420

Capital Goods - 0.4%
Hanson Australia Funding Ltd.
5.25%, 3/15/13	945	908,474
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (b)	355	360,300
John Deere Capital Corp.
4.875%, 3/16/09	875	882,793
Lafarge SA
6.15%, 7/15/11	629	622,111
Tyco International Group SA
6.00%, 11/15/13	1,005	999,062
Vulcan Materials Co.
5.60%, 11/30/12	840	819,313

		4,592,053

Communications - Media - 0.5%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	850	859,988
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	480	459,919
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	440	524,870
Comcast Corp.
5.30%, 1/15/14	485	473,007
5.50%, 3/15/11	625	627,882

RR Donnelley & Sons Co.
5.50%, 5/15/15	990	911,608
Time Warner Entertainment Co.
8.375%, 3/15/23	725	791,469
WPP Finance Corp.
5.875%, 6/15/14	1,000	971,516

		5,620,259

Communications - Telecommunications - 0.8%
AT&T Corp.
7.30%, 11/15/11	540	576,683
BellSouth Corp.
5.20%, 9/15/14	860	852,798
Embarq Corp.
7.082%, 6/01/16	1,274	1,182,047
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	605	647,144
8.75%, 3/01/31	355	424,038
Qwest Corp.
7.50%, 10/01/14	890	825,475
7.875%, 9/01/11	660	655,050
Telefonos de Mexico SAB de CV
4.50%, 11/19/08	1,137	1,139,740
Telus Corp.
8.00%, 6/01/11	425	454,968
TPSA Finance BV
7.75%, 12/10/08 (b)	200	201,000
Verizon Communications, Inc.
4.90%, 9/15/15	380	361,232
5.25%, 4/15/13	465	467,391
Vodafone Group PLC
7.75%, 2/15/10	790	826,550
7.875%, 2/15/30	815	872,918

		9,487,034

Consumer Cyclical - Other - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	789	751,371
7.875%, 5/01/12	422	423,956
Toll Brothers Finance Corp.
5.15%, 5/15/15	150	127,111
6.875%, 11/15/12	885	843,610
Wyndham Worldwide Corp.
6.00%, 12/01/16	666	573,615

		2,719,663

Consumer Cyclical - Retailers - 0.2%
Macys Retail Holdings, Inc.
4.80%, 7/15/09	895	882,824
6.30%, 4/01/09	870	867,763
Wal-Mart Stores, Inc.
4.25%, 4/15/13	365	366,339

		2,116,926

Consumer Non-Cyclical - 0.9%
Baxter FinCo BV
4.75%, 10/15/10	400	407,943
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	415	403,888
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	1,415	1,359,555
Fisher Scientific International, Inc.
6.125%, 7/01/15	840	837,626
Fortune Brands, Inc.
4.875%, 12/01/13	890	846,093
Kraft Foods, Inc.
5.25%, 10/01/13	845	837,127
Kroger Co.
6.80%, 4/01/11	1,055	1,101,735
7.25%, 6/01/09	875	894,198
Reynolds American, Inc.
7.25%, 6/01/12	880	908,567
7.625%, 6/01/16	860	891,803
Safeway, Inc.
4.95%, 8/16/10	785	787,710
5.80%, 8/15/12	870	890,701
Wyeth
5.50%, 2/01/14	480	489,736

		10,656,682

Energy - 0.4%
Canadian Natural Resources Ltd.
5.15%, 2/01/13	250	248,801
Gaz Capital SA
6.212%, 11/22/16 (b)	1,880	1,673,200
The Premcor Refining Group, Inc.
7.50%, 6/15/15	614	634,738
Statoilhydro Asa
6.36%, 1/15/09	15	15,198
Valero Energy Corp.
4.75%, 6/15/13	710	678,396
6.875%, 4/15/12	580	600,216
Weatherford International Ltd.
5.15%, 3/15/13	325	321,254
6.00%, 3/15/18	125	121,991

		4,293,794

Services - 0.1%
The Western Union Co.
5.93%, 10/01/16	820	801,483

Technology - 0.2%
Computer Sciences Corp.
5.50%, 3/15/13 (b)	465	462,783
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	820	859,251

Motorola, Inc.
6.50%, 9/01/25	535	418,984
7.50%, 5/15/25	90	81,899
Oracle Corp.
4.95%, 4/15/13	391	396,285
Xerox Corp.
7.625%, 6/15/13	165	171,365

		2,390,567

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	842	767,197

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18	185	182,188
CSX Corp.
5.50%, 8/01/13	280	272,141

		454,329

Transportation - Services - 0.0%
FedEx Corp.
3.50%, 4/01/09	181	180,607

		52,167,014

Utility - 1.0%
Electric - 0.7%
Carolina Power & Light Co.
6.50%, 7/15/12	640	672,799
FirstEnergy Corp.
Series B
6.45%, 11/15/11	1,025	1,053,029
Series C
7.375%, 11/15/31	710	761,717
FPL Group Capital, Inc.
6.35%, 10/01/66 (c)	430	364,142
6.65%, 6/15/67 (c)	1,290	1,103,952
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	375	384,557
Nisource Finance Corp.
6.80%, 1/15/19	865	841,289
Pacific Gas & Electric Co.
3.60%, 3/01/09	885	885,800
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	380	422,436
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	1,200	1,214,630

		7,704,351

Natural Gas - 0.3%
Enterprise Products Operating LP
Series B
5.60%, 10/15/14	835	819,816

Texas Eastern Transmission Corp.
7.30%, 12/01/10	1,700	1,788,922
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)	965	804,445

		3,413,183

Other Utility - 0.0%
Veolia Environnement
6.00%, 6/01/18	555	556,557

		11,674,091

Total Corporates - Investment Grades (cost $124,084,334)		118,654,673

MORTGAGE PASS-THRU’S - 7.2%
Agency Fixed Rate 30-Year - 7.0%
Federal Gold Loan Mortgage Corp.
Series 2006
7.00%, 8/01/36	4,106	4,295,243
Federal Home Loan Mortgage Corp.
Series 2008
6.50%, 5/01/35	1,117	1,158,079
Federal National Mortgage Association
Series 2004
6.00%, 11/01/34	3,307	3,351,935
Series 2006
5.00%, 2/01/36	10,517	10,144,349
5.50%, 4/01/36	11,489	11,383,308
6.50%, 9/01/36	2,289	2,357,088
Series 2007
4.50%, 1/01/36	13,228	12,347,995
Series 2008
5.50%, 8/01/37	29,262	28,992,874
6.50%, 12/01/37	5,874	6,047,630

		80,078,501

Agency ARMS - 0.2%
Federal Home Loan Mortgage Corp.
Series 2006
5.92%, 1/01/37 (d)	552	562,482
6.157%, 12/01/36 (d)	607	620,452
Series 2007
5.98%, 2/01/37 (d)	641	654,480
6.094%, 1/01/37 (d)	277	283,220
Federal National Mortgage Association
Series 2007
5.928%, 2/01/37 (d)	650	664,180

		2,784,814

Total Mortgage Pass-Thru’s (cost $84,171,389)		82,863,315

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%
Non-Agency Fixed Rate CMBS - 3.4%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.902%, 9/11/38	1,200	1,128,011

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/49	1,720	1,649,607
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	1,230	1,112,368
Series 2007-C9, Class A4
6.01%, 12/10/49	1,710	1,567,482
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.021%, 6/15/38	1,325	1,252,813
Greenwich Capital Commercial Funding Corp.
Series 2003-C2, Class A3
4.533%, 1/05/36	5,000	4,889,011
Series 2007-GG9, Class A2
5.381%, 3/10/39	1,710	1,647,434
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,755	1,571,295
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A2
5.479%, 11/10/39	1,646	1,612,232
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44	860	794,772
Series 2006-CB15, Class A4
5.814%, 6/12/43	1,630	1,532,958
Series 2006-CB16, Class A4
5.552%, 5/12/45	1,220	1,125,138
Series 2007-C1, Class A4
5.716%, 2/15/51	1,720	1,543,793
Series 2007-CB18, Class A4
5.44%, 6/12/47	1,735	1,548,673
Series 2007-LD11, Class A4
6.007%, 6/15/49	1,735	1,590,507
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A2
3.992%, 10/15/29	1,095	1,083,488
Series 2006-C7, Class A3
5.347%, 11/15/38	1,750	1,589,422
Series 2008-C1, Class A2
6.317%, 4/15/41	2,865	2,677,105
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	1,805	1,650,125

Series 2007-9, Class A4
5.70%, 9/12/17	1,740	1,570,821
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	1,705	1,595,474
Series 2007-C31, Class A4
5.509%, 4/15/47	1,730	1,546,195
Series 2007-C32, Class A2
5.924%, 6/15/49	1,680	1,628,972
Series 2007-C32, Class A3
5.929%, 6/15/49	1,700	1,545,433

Total Commercial Mortgage-Backed Securities (cost $41,776,048)		39,453,129

GOVERNMENTS - TREASURIES - 1.5%
Treasuries - 1.5%
U.S. Treasury Bonds
4.50%, 2/15/36	8,650	8,736,500
8.75%, 5/15/17	5,802	7,904,773

Total Governments - Treasuries (cost $15,904,532)		16,641,273

AGENCIES - 1.3%
Agency Debentures - 1.3%
Federal Home Loan Mortgage Corp.
5.50%, 8/23/17	3,385	3,612,432
Federal National Mortgage Association
6.25%, 5/15/29	9,370	10,763,300
6.625%, 11/15/30	915	1,100,450

Total Agencies (cost $15,797,133)		15,476,182

INFLATION-LINKED SECURITIES - 0.9%
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS)	8,582	8,892,110
3.00%, 7/15/12 (TIPS)	864	927,990

Total Inflation-Linked Securities (cost $9,449,947)		9,820,100

CORPORATES - NON-INVESTMENT GRADES - 0.6%
Industrials - 0.3%
Basic - 0.0%
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)	315	313,661

Capital Goods - 0.1%
Bombardier, Inc.
6.75%, 5/01/12 (b)	370	368,150
Owens Corning, Inc.
6.50%, 12/01/16	558	507,159

		875,309

Communications - Media - 0.1%
Clear Channel Communications, Inc.
5.50%, 9/15/14	840	409,500
Echostar DBS Corp.
6.625%, 10/01/14	100	92,000
7.125%, 2/01/16	260	239,200

		740,700

Communications - Telecommunications - 0.1%
Nextel Communications, Inc.
Series F
5.95%, 3/15/14	940	752,000
Sprint Capital Corp.
7.625%, 1/30/11	805	805,000

		1,557,000

Consumer Cyclical - Other - 0.0%
Harrah’s Operating Co., Inc.
5.625%, 6/01/15	656	257,480
5.75%, 10/01/17	66	25,905
6.50%, 6/01/16	208	83,200
MGM Mirage
6.75%, 9/01/12	310	266,600

		633,185

		4,119,855

Financial Institutions - 0.2%
Banking - 0.2%
Northern Rock PLC
5.60%, 4/30/14 (b)(c)	2,975	1,844,500

Utility - 0.1%
Electric - 0.1%
Dynegy Holdings, Inc.
8.375%, 5/01/16	395	386,606
Edison Mission Energy
7.00%, 5/15/17	280	268,100
NRG Energy, Inc.
7.25%, 2/01/14	365	359,981

		1,014,687

Total Corporates - Non-Investment Grades (cost $9,211,734)		6,979,042

ASSET-BACKED SECURITIES - 0.6%
Home Equity Loans - Floating Rate - 0.4%
Household Home Equity Loan Trust
Series 2007-1, Class M1
2.851%, 3/20/36 (d)	2,680	1,612,145
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
2.582%, 11/25/36 (d)	1,450	1,312,930
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
2.602%, 4/25/37 (d)	2,079	1,874,625

Option One Mortgage Loan Trust
Series 2007-2, Class M1
2.832%, 3/25/37 (d)	930	101,463

		4,901,163

Home Equity Loans - Fixed Rate - 0.1%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	2,700	1,233,304

Other ABS - Floating Rate - 0.1%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
3.572%, 2/25/47 (b)(d)	795	389,177

Total Asset-Backed Securities (cost $10,613,276)		6,523,644

	Shares
PREFERRED STOCKS - 0.3%
Industrials - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)	1,200	1,186,875

Utility - 0.1%
Other Utility - 0.1%
Dte Energy Trust I
7.80%	45,000	1,133,550

Financial Institutions - 0.1%
Banking - 0.1%
Royal Bank of Scotland Group PLC
5.75%	50,000	843,000

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%	18,050	253,602
Federal National Mortgage Association
8.25%	26,650	382,428

		636,030

Total Preferred Stocks (cost $4,939,590)		3,799,455

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Republic of Brazil
8.25%, 1/20/34	$385	478,363
Russian Federation
7.50%, 3/31/30 (b)(e)	2,295	2,556,112

Total Governments - Sovereign Bonds (cost $3,080,831)		3,034,475

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	905	806,519
7.75%, 5/29/18 (b)	1,925	1,806,035

Total Quasi-Sovereigns (cost $2,776,572)		2,612,554

CMOS - 0.1%
Non-Agency Fixed Rate - 0.1%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.09%, 6/26/35 (b)	880	867,406

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2007-OA3, Class M1
2.782%, 4/25/47 (d)(f)	780	44,850

Total CMOs (cost $1,647,668)		912,256

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (g) (cost $6,855,451)	6,855,451	6,855,451

Total Investments - 100.0% (cost $1,130,940,647)		1,143,731,577
Other assets less liabilities - 0.0%		(495,748)

Net Assets - 100.0%		$1,143,235,829

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate market value of these securities amounted to $23,138,717 or 2.0% of net assets.

(c)	Variable rate coupon, rate shown as of August 31, 2008.

(d)	Floating Rate Security. Stated interest rate was in effect at August 31, 2008.

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2008.

(f)	Illiquid security, valued at fair value.

(g)	Investment in affiliated money market mutual fund.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of August 31, 2008, the fund’s total exposure to subprime investments was 0.57%. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ADR	- American Depositary Receipt
TIPS	- Treasury Inflation Protected Security

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$836,961,479	$-0-
Level 2	295,925,042	-0-
Level 3	10,845,056	-0-

Total	$1,143,731,577	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$46,105,609	$-0-
Accrued discounts /premiums	(63,915)	-0-
Realized gain (loss)	(3,456,824)	-0-	*
Change in unrealized appreciation/depreciation	684,895	-0-
Net purchases (sales)	(32,924,399)	-0-
Net transfers in and/or out of Level 3	499,690	-0-

Balance as of 8/31/08	$10,845,056	$-0-
Net change in unrealized appreciation/depreciation from Investments still held as of 8/31/08	$(2,211,993)	$-0-

*	The realized gain (loss) recognized during the period ended 8/31/08 for other financial instruments was $0.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 24, 2008

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